Note 3 - Inventories (Q2) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories are stated at the lower of cost or market using the first-in, first-out (“FIFO”) method and consist of the following:

	September 30, 2014	March 31, 2014
Raw materials	$3,151	$3,456
Work in process	578	329
Finished goods	492	409
Inventories, net	$4,221	$4,194

	March 31,
	2014	2013
Raw materials	$3,456	$4,352
Work in process	329	427
Finished goods	409	379
Inventories, net	$4,194	$5,158